Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues:
Lease rental income		$ 149,130	$ 155,848	$ 439,382	$ 468,205
Trading container margin		934	1,200	2,154	5,404
Gain on sale of owned fleet containers, net		7,976	6,092	19,410	18,263
Operating expenses:
Distribution expense to managed fleet container investors		14,364	23,318	43,219	71,535
Depreciation expense		65,374	67,644	196,056	194,243
Amortization expense		645	481	1,766	1,576
General and administrative expense		10,868	9,364	30,872	28,638
Bad debt (recovery) expense, net		(2,095)	(1,198)	(326)	2,650
Container lessee default expense (recovery), net		76	(184)	(1,607)	7,718
Gain on insurance recovery and legal settlement					(841)
Total operating expenses		105,627	111,235	314,887	339,590
Income from operations		54,109	53,487	149,783	158,105
Other (expense) income:
Interest expense		(29,123)	(39,970)	(95,257)	(115,699)
Write-off of unamortized deferred debt issuance costs and bond discounts		(8,628)		(8,750)
Interest income		23	680	479	2,047
Realized (loss) gain on derivative instruments, net		(4,107)	170	(8,900)	2,709
Unrealized gain (loss) on derivative instruments, net		4,161	(2,478)	(9,434)	(18,315)
Other, net		859	(10)	803	(10)
Net other expense		(36,815)	(41,608)	(121,059)	(129,268)
Income before income tax and noncontrolling interest		17,294	11,879	28,724	28,837
Income tax benefit (expense)		152	(1,318)	(89)	(1,470)
Net income		17,446	10,561	28,635	27,367
Less: Net (income) loss attributable to the noncontrolling interest		(494)	17	(73)	575
Net income attributable to Textainer Group Holdings Limited common shareholders		$ 16,952	$ 10,578	$ 28,562	$ 27,942
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic		$ 0.32	$ 0.18	$ 0.53	$ 0.49
Diluted		$ 0.32	$ 0.18	$ 0.53	$ 0.49
Weighted average shares outstanding (in thousands):
Basic		52,514	57,503	54,221	57,493
Diluted		52,713	57,598	54,317	57,586
Owned Fleet
Revenues:
Lease rental income	[1]	$ 133,587	$ 130,555	$ 392,307	$ 390,555
Operating expenses:
Direct container expense - owned fleet		16,395	11,810	44,907	34,071
Managed Fleet
Revenues:
Lease rental income		15,543	25,293	47,075	77,650
Operating expenses:
Distribution expense to managed fleet container investors		14,364	23,318	43,219	71,535
Management Fees - Non-Leasing
Revenues:
Revenue		1,696	1,582	3,724	5,823
Trading Containers
Revenues:
Revenue	[1]	7,655	10,669	24,667	37,775
Cost of trading containers sold		$ (6,721)	$ (9,469)	$ (22,513)	$ (32,371)

[1]	Amounts for trading containers rental revenue for the three and nine months ended September 30, 2019 have been reclassified out of the line item “trading container sales proceeds” and included within “lease rental income - owned fleet” to appropriately reflect the nature of the revenue.